Pension and Other Postretirement Healthcare Benefits - Components of Net Periodic Pension and Postretirement Healthcare Cost (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended	11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Jun. 30, 2013 Retirement Plans [Member]	Jun. 30, 2012 Retirement Plans [Member]	Jun. 30, 2013 Retirement Plans [Member]	Jun. 30, 2012 Retirement Plans [Member]	Dec. 31, 2011 Successor [Member] Retirement Plans [Member]	Dec. 31, 2012 Successor [Member] Retirement Plans [Member]	Dec. 31, 2011 Successor [Member] Postretirement healthcare plan [Member]	Dec. 31, 2012 Successor [Member] Postretirement healthcare plan [Member]	Jan. 31, 2011 Predecessor [Member] Retirement Plans [Member]	Dec. 31, 2010 Predecessor [Member] Retirement Plans [Member]	Jan. 31, 2011 Predecessor [Member] Postretirement healthcare plan [Member]	Dec. 31, 2010 Predecessor [Member] Postretirement healthcare plan [Member]
Net periodic cost:
Service cost	$ 2		$ 3	$ 1	$ 3	$ 3	$ 1	$ 1		$ 2
Interest cost	5	5	10	11	21	22		1	2	25		1
Expected return on plan assets	(5)	(4)	(10)	(10)	(20)	(21)			(2)	(30)
Net amortization - Prior service(credit)											(1)	(14)
Net amortization of actuarial loss			1						1	4
Total net periodic cost	$ 2	$ 1	$ 4	$ 2	$ 4	$ 4	$ 1	$ 2	$ 1	$ 1	$ (1)	$ (13)